Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

Rights Offering

On October 17, 2022, the Company completed a rights offering (the “Rights Offering”) to holders of the Company’s Series B Preferred Shares, Series C Preferred Shares, and warrants issued March 6, 2018, May 8, 2018, May 14, 2018, and February 6, 2020 (collectively, the “Security Holders”) for subscriptions of 4,656 rights resulting in gross proceeds to the Company of approximately $4.7 million. Under the Rights Offering, the Company distributed to the Security Holders, at no charge, one non-transferable subscription right for each share of common stock, share of Series B Preferred Stock, share of Series C Preferred Stock, and each participating warrant (on an as-if-converted-to-common-stock basis) held on the record date, September 23, 2022. Each right entitled the holder to purchase one unit, at a subscription price of $1,000 per unit, consisting of one share of Series D Convertible Preferred Stock with a face value of $1,000 (and immediately convertible into shares of SINTX’s common stock at a conversion price equal to $15.102 (the “Conversion Price”)), and 27 common stock purchase warrants expiring five years from the date of issuance, which we refer to as the Class A Warrants, and (iii) 27 common stock purchase warrants expiring three years from the date of issuance, which we refer to as the Class B Warrants and, together with the Class A Warrants, the Warrants with each warrant exercisable for one share of common stock at an exercise price of $9.21 per share.

15. Subsequent Events

Federal Grant

On March 9, 2022, the Company was notified by the National Institutes of Health (NIH) of the awarding of a $300k grant to the Company to develop, design, and characterize 3D printed implants for craniomaxillofacial applications using a composite of silicon nitride and polyetherketoneketone. This grant will be in addition to the $308k awarded by the NIH to the company in November of 2021.

On June 30, 2022, the Company entered into and closed a Stock Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company acquired all of the outstanding shares of common stock of Technology Assessment and Transfer, Inc. (TA&T), a corporation organized under the Laws of the State of Maryland. As a result, TA&T is a wholly owned subsidiary of the Company. The Purchase Agreement sets forth approximately $760,000, including accrued interest, in loan obligations that the Company agreed to assume in connection with the purchase. Further, the Purchase Agreement provides for potential earnout payments to the sellers on the achievement of certain pre-determined gross revenue targets by TA&T for calendar years 2022 and 2023. Earnouts, if any, will be expensed as incurred, as management does not expect the earnouts to be achieved.

On October 17, 2022, the Company completed a rights offering (the “Rights Offering”) to holders of the Company’s common stock, Series B Preferred Shares, Series C Preferred Shares, and warrants issued March 6, 2018, May 8, 2018, May 14, 2018, and February 6, 2020 (collectively, the “Security Holders”) for subscriptions of 4,656 rights resulting in gross proceeds to the Company of approximately $4.7 million. Under the Rights Offering, the Company distributed to the Security Holders, at no charge, one non-transferable subscription right for each share of common stock, share of Series B Preferred Stock, share of Series C Preferred Stock, and each participating warrant (on an as-if-converted-to-common-stock basis) held on the record date, September 23, 2022. Each right entitled the holder to purchase one unit, at a subscription price of $1,000 per unit, consisting of (i) one share of Series D Convertible Preferred Stock with a face value of $1,000 (and immediately convertible into shares of SINTX’s common stock at a conversion price equal to $15.102 (the “Conversion Price”)), (ii) 27 common stock purchase warrants expiring five years from the date of issuance, which we refer to as the Class A Warrants, and (iii) 27 common stock purchase warrants expiring three years from the date of issuance, which we refer to as the Class B Warrants and, together with the Class A Warrants, the Warrants, with each warrant exercisable for one share of common stock at an exercise price of $9.21 per share.

On December 20, 2022, the Company effected a 1 for 100 reverse stock split of the Company’s common stock. The par value and the authorized shares of the common stock and preferred stock were not adjusted as a result of the reverse stock split. All common stock shares, equivalents, and per-share amounts for all periods presented in these consolidated financial statements have been adjusted retroactively to reflect the reverse stock split.